Dropdown Predecessor	6 Months Ended
Jun. 30, 2013
Dropdown Predecessor
2.	Dropdown Predecessor

On May 2, 2013, the Partnership acquired from Teekay Corporation its 100% interest in Voyageur LLC, which owns the Voyageur Spirit, a floating, production, storage and off-loading (or FPSO) unit, which operates on the Huntington Field in the North Sea under a five-year contract, plus up to 10 one-year extension options, with E.ON Ruhrgas UK E&P Limited (or E.ON), for an original purchase price of $540.0 million that was effectively reduced to $527.3 million as at June 30, 2013 (see note 8c). The Partnership has accounted for this acquisition as a transfer of a business between entities under common control. The method of accounting for such transfer is similar to the pooling of interests method of accounting. Under this method, the carrying amount of net assets recognized in the balance sheets of each combining entity are carried forward to the balance sheet of the combined entity, and no other assets or liabilities are recognized as a result of the combination. The excess of the proceeds paid by the Partnership over Teekay Corporation’s historical cost is accounted for as an equity distribution to Teekay Corporation. In addition, transfers of net assets between entities under common control are accounted for as if the transfer occurred from the date that the Partnership and the Voyageur Spirit were both under the common control of Teekay Corporation and had begun operations.

As a result, the Partnership’s consolidated statements of income and cash flows for the three and six months ended June 30, 2013 reflect this unit and its results of operations, referred to herein as the Dropdown Predecessor, as if the Partnership had acquired it when it began operations under the control of Teekay Corporation on April 13, 2013. The effect of adjusting the Partnership’s financial statements to retrospectively account for the common control exchange for the period April 13, 2013 to May 2, 2013 decreased the Partnership’s net income and comprehensive income by $2.2 million for the three and six months ended June 30, 2013.